Other employee benefits (Schedule of additional information about other employee benefit plans, balance by member group) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 103,160	$ 87,216	$ 128,843
Active members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	36,871	28,734
Inactive members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 66,289	$ 58,482